Investment Strategy	Oct. 28, 2026
GraniteShares Autocallable AAPL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Apple Inc. (NASDAQ: AAPL) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A Final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving at the beginning of each month an average tenor ranging between 12 and 24 months. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the computer industry.

Apple Inc. designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories and sells a range of related services. AAPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AAPL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AAPL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Apple Inc. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable AMD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A Final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps.

The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Advanced Micro Devices, Inc. is a global semi-conductor company. It operates through four segments: data center, client, gaming, and embedded. AMD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AMD pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-07882 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AMD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Advanced Micro Devices, Inc. The common stock of Advanced Micro Devices, Inc. (AMD) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable AMZN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Amazon.com, Inc. (NASDAQ: AMZN) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A Final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the online retail industry.

Amazon.com, Inc. (AMZN) provides a range of products and services to customers. The products offered through its stores include merchandise and content it has purchased for resale and products offered by third-party sellers. AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AMZN pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AMZN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Amazon.com, Inc. The common stock of Amazon.com, Inc. (AMZN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable APP ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of AppLovin Corporation (NASDAQ: APP) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the software and information technology industry.

AppLovin Corporation provides end-to-end artificial intelligence-powered (AI) advertising solutions for businesses to reach, monetize and grow their global audience. The Company also has a globally diversified portfolio of apps, free-to-play mobile games that it operates through its owned or partner studios. AppLovin Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AppLovin Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40325 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AppLovin Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AppLovin Corporation. The common stock of AppLovin Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AppLovin Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AppLovin Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable AVGO ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Broadcom Inc. (NASDAQ: AVGO) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the semiconductor industry.

Broadcom Inc. is a global technology company that designs, develops, and supplies a broad range of semiconductor, enterprise software and security solutions. AVGO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AVGO pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38449 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding AVGO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Broadcom Inc. The common stock of Broadcom Inc. (AVGO) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Broadcom Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Broadcom Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable BABA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the ADR of Alibaba Group Holding Ltd. (NYSE: BABA) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables”.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the business services industry.

Alibaba Group Holding Ltd. (BABA) provides technology infrastructure and marketing platforms. BABA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by BABA pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36614 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding BABA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Alibaba Group Holding Limited. The American Deposit Share of Alibaba Group Holding Limited (BABA) is registered under the Securities Exchange Act of 1933, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alibaba Group Holding Limited pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alibaba Group Holding Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable COIN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Coinbase Global, Inc. (NASDAQ: COIN) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the financial services industry.

Coinbase Global, Inc. (COIN) is a financial technology company that provides end-to-end financial infrastructure and technology for the crypto economy. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by COIN pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding COIN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Coinbase Global, Inc. The common stock of Coinbase Global, Inc. (COIN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable CRCL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Circle Internet Group, Inc. (NYSE: CRCL) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the information technology industry.

Circle Internet Group, Inc. is a peer-to-peer payments company that serves as the issuer of stablecoins. Stablecoin assets are digital currency tokens issued natively on blockchain networks and backed by reserves consisting of highly liquid, price-stable cash and cash equivalents. The common stock of Circle Internet Group, Inc. (CRCL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by Circle Internet Group, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle Internet Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This document relates only to the securities offered hereby and does not relate to the shares of CRCL or other securities of CRCL. The Fund has derived all disclosures contained in this document regarding Circle Internet Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Circle Internet Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Circle Internet Group, Inc. could affect the value of the Fund’s investments with respect to CRCL and therefore the value of the Fund.

GraniteShares Autocallable CRWV ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of CoreWeave, Inc. (NASDAQ: CRWV) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables”.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the computer software industry.

CoreWeave, Inc. is a cloud infrastructure technology company. The Company offers the CoreWeave Cloud Platform, which consists of software and cloud services that deliver the automation and efficiency needed to manage complex artificial intelligence (AI) infrastructure. CoreWeave, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42563 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of CoreWeave, Inc. The common stock of CoreWeave, Inc. (CRWV) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CoreWeave, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable GOOGL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Alphabet Class A (NASDAQ: GOOGL) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the computer programming industry.

Alphabet Inc.’s (GOOGL) segments include Google Services, Google Cloud, and Other Bets. GOOGL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by GOOGL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding GOOGL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Alphabet Inc. The common stock of Alphabet Inc. (GOOGL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable HIMS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Hims & Hers Health, Inc. (NYSE: HIMS) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the healthcare providers and services industry.

Hims & Hers Health, Inc. provides a consumer-first platform, which helps customers to fulfill their health and wellness needs. Its platform includes access to a provider network, a clinically focused electronic medical record system, digital prescriptions, cloud pharmacy fulfillment, and personalization capabilities. Hims & Hers Health, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Hims & Hers Health, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38986 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Hims & Hers Health, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Hims & Hers Health, Inc. The common stock of Hims & Hers Health, Inc. (HIMS) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Hims & Hers Health, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Hims & Hers Health, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable HOOD ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Robinhood Markets, Inc.  (NASDAQ: HOOD) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the investment banking and brokerage industry.

Robinhood Markets, Inc. provides financial services platform for everyone, regardless of their wealth, income, or background. Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40691 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Robinhood Markets, Inc. The common stock of Robinhood Markets, Inc. (HOOD) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable INTC ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Intel Corporation (NASDAQ: INTC) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure in are details in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Intel Corporation (INTC) is engaged in designing and manufacturing of semiconductors. INTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by INTC pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-06217 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding INTC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Intel Corp. The common stock of Intel Corp. (INTL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Intel Corp. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Intel Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable IONQ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of IonQ, Inc.  (NYSE: IONQ) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the electronic data processing industry.

IonQ, Inc. is engaged in quantum computing that delivers high-performance systems capable of solving commercial and research use cases. The company makes access to its quantum computers through cloud platforms, such as Amazon Web Services (AWS) Amazon Braket, Microsoft’s Azure Quantum, and Google’s Cloud Marketplace, as well as through its cloud service. It also provides contracts associated with the design, development, and construction of specialized quantum computing hardware systems; maintenance and support services; and consulting services related to co-developing algorithms on quantum computing systems. IonQ, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by IonQ, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39694 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding IonQ, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of IonQ, Inc. The common stock of IonQ Inc. (IONQ) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by IONQ pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding IONQ may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable MARA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of MARA Holdings, Inc.  (NASDAQ: MARA) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

MARA Holdings Inc. is a digital asset compute technology which engages in mining cryptocurrencies, with a focus on the blockchain ecosystem and the generation of digital assets. MARA Holdings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36555 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of MARA Holdings Inc. The common stock of MARA Holdings Inc. (MARA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable META ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Meta Platforms, Inc. (NASDAQ: META) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the social media and computer programming industry.

Meta Platforms, Inc. (META) builds technologies that help people connect, find communities, and grow businesses. META is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by META pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding META may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Meta Platforms Inc. The common stock of Meta Platforms Inc. (META) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable MRVL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Marvell Technology, Inc. (NASDAQ: MRVL) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the semi-conductor industry.

Marvell Technology, Inc. is a leading fabless chipmaker focused on networking and storage applications. Marvell Technology, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Marvell Technology, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40357 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Marvell Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Marvell Technology, Inc. The common stock of Marvell Technology, Inc. (MRVL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Marvell Technology, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Marvell Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable MSFT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Microsoft Corporation (NASDAQ: MSFT) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the computer software industry.

Microsoft Corporation (MSFT) is a technology company. The Company develops and supports software, services, devices, and solutions.  MSFT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSFT pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MSFT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Microsoft Corporation. The common stock of Microsoft Corporation (MSFT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Strategy Inc. (NASDAQ: MSTR) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the software and information technology industry and carries risks associated to bitcoin.

Strategy Inc (formerly MicroStrategy Incorporated) describes itself as a bitcoin treasury company. Strategy Inc. acquires and holds bitcoin, using proceeds from equity and debt financings and cash flows from operations, and also provides enterprise analytics software through licensing arrangements and cloud subscriptions. As of June 30, 2026, Strategy Inc. held approximately 846,000 bitcoin, with a carrying value of approximately $49.7 billion, which represented the substantial majority of its total assets. Strategy Inc. has also established a U.S. dollar reserve to fund dividends on its preferred stock and interest on its indebtedness, and has sold bitcoin from time to time. As a result, the value of Strategy Inc.’s common stock is highly sensitive to changes in the price of bitcoin. Strategy Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MSTR pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-24435 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Strategy Inc. The common stock of Strategy Inc. (MSTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MicroStrategy Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MicroStrategy Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

GraniteShares Autocallable NBIS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the Class A ordinary shares of Nebius Group NV (NASDAQ: NBIS) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlyng Asset trades below the Downside Barrier and below the Distribution Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the computer software industry.

Nebius Group NV is a Netherlands-based technology company that builds full-stack infrastructure for the artificial intelligence industry, including large-scale GPU clusters, cloud platforms and developer tools. The Class A ordinary shares of Nebius Group NV are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Nebius Group NV pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35173 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Nebius Group NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the Class A ordinary shares or other securities of Nebius Group NV. The Class A ordinary shares of Nebius Group NV are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Nebius Group NV pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Nebius Group NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable NFLX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Netflix, Inc. (NASDAQ: NFLX) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the entertainment industry.

Netflix Inc. is a provider of entertainment services. The Company acquires licenses and produces content, including original programming. NFLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NFLX pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35727 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NFLX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Netflix Inc. The common stock of Netflix Inc. (NFLX) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Netflix Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Netflix Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable NVDA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of NVIDIA Corporation (NASDAQ: NVDA) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the semi-conductor industry.

NVIDIA Corporation pioneers accelerated computing to help solve the most challenging computational problems. NVIDIA Corporation expanded its focus from personal computer graphics to include several other large and important computationally intensive fields, such as artificial intelligence, data science, autonomous vehicles, robotics and augmented and virtual reality. NVIDIA Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NVIDIA Corporation. The common stock of NVIDIA Corporation (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable ORCL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Oracle Corporation (NYSE: ORCL) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the software industry.

Oracle Corporation (ORCL) offers a collection of cloud technologies, applications, databases, storage and servers to empower modern business. ORCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ORCL pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35992 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ORCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Oracle Corporation. The common stock of Oracle Corporation (ORCL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ORCL pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ORCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable PLTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Palantir Technologies Inc. (NASDAQ: PLTR) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the computer software industry.

Palantir Technologies Inc. (PLTR) builds software platforms, including Gotham, Foundry, Apollo and its Artificial Intelligence Platform (AIP), that help government agencies and commercial enterprises integrate and analyze data and deploy artificial intelligence. PLTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PLTR pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39540 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PLTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Palantir Technologies, Inc. The common stock of Palantir Technologies, Inc. (PLTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable QBTS ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of D-Wave Quantum Inc. (NYSE: QBTS) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the technology hardware and semiconductors industries.

D-Wave Quantum Inc. (QBTS) develops and delivers quantum computing systems, software and services, including annealing and gate-model quantum computers and cloud-based access to its systems through its Leap platform. QBTS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by QBTS pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41468 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding QBTS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of D-Wave Quantum Inc. The common stock of D-Wave Quantum Inc. (QBTS) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by D-Wave Quantum Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding D-Wave Quantum Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable RDDT ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Reddit, Inc.  (NYSE: RDDT) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

Reddit, Inc. (RDDT) operates a social platform, Reddit. Reddit is a community of communities. It is built on shared interests, passion, and trust and is home to open and authentic conversations on the Internet.  RDDT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by RDDT pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41983 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding RDDT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Reddit Inc. The common stock of Reddit Inc. (RDDT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Reddit Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Reddit Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable RGTI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Rigetti Computing, Inc. (NASDAQ: RGTI) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the electronic data processing (EDP) industry.

Rigetti Computing, Inc. develops and provides all the necessary components for quantum computing including hardware, software and cloud solution (also referred to as a full-stack quantum computing solution). The Company operates quantum computers over the cloud and serves global enterprise, government, and research clients through its Rigetti Quantum Cloud Services platform. Rigetti Computing, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rigetti Computing, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40140 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rigetti Computing, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Rigetti Computing, Inc. The common stock of Rigetti Computing, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rigetti Computing, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rigetti Computing, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable SMCI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Super Micro Computer, Inc. (NASDAQ: SMCI) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the software and information technology industry.

Super Micro Computer Inc. provides compute platforms that are application-optimized server and storage systems for a variety of markets, including enterprise data centers, cloud computing, artificial intelligence, fifth generation and edge computing. SMCI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Super Micro Computer Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33383 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Super Micro Computer Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Super Micro Computer Inc. The common stock of Super Micro Computer Inc. (SMCI) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Super Micro Computer Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Super Micro Computer Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable SMR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of NuScale Power Corporation (NYSE: SMR) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the electrical equipment industry.

Nuscale Power Corp. (SMR) uses its core technology, the NuScale Power Module™ (“NPM”) to deliver safe, scalable, cost-effective and reliable carbon-free nuclear power. In addition to the sale of NPMs, SMR will offer a diversified suite of services throughout the development and operating life of power plants. SMR’s suite of services is planned to include licensing support, testing, training, fuel supply services and program management. SMR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMR pursuant to the Exchange Act can be located by reference to the SEC file number 001-39736 through the SEC’s website at www.sec.gov. In addition, information regarding SMR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Nuscale Power Corp. The common stock of Nuscale Power Corp. (SMR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by SMR pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding SMR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable TSLA ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Tesla, Inc. (NASDAQ: TSLA) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the automotive industry.

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Tesla, Inc. The common stock of Tesla, Inc. (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

GraniteShares Autocallable UPST ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income by getting exposure to a portfolio of autocallables that reference the price of the common stock of Upstart Holdings, Inc. (NASDAQ: UPST) (the “Underlying Asset”). The parameters of the autocallables the Fund will get exposure to are detailed in the section “Fund Exposure to the Autocallables” with the aim to make monthly distributions.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the autocallable on the Underlying Asset as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Fund’s cash balance may be invested in the following instruments: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements; (5) repurchase transactions, which are transactions under which the purchaser (i.e., the Fund) acquires securities and the seller agrees, at the time of the sale, to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period, and/or; (6) US equities listed on a national security exchange, sovereign fixed income securities with a credit rating at least equal to the United States Federal Government, or corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade for the purposes of entering into swap agreements with the Fund’s swap counterparties, and/or; (7) and in the securities of one or more ETFs designed to provide exposure to short-term investments, including the GraniteShares Short Term Box ETF (“LBOX”), which is advised by GraniteShares Advisors LLC, the Fund’s investment adviser. LBOX is an actively managed ETF that seeks to generate a short-term, fixed-income-like return through a market-neutral strategy involving simultaneous long and short synthetic options positions (known as “box spreads”) on exchange-listed reference assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

The Fund’s investment objective has not been adopted as a fundamental investment policy and therefore the Fund’s investment objective along with its respective 80% investment policy may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented or pay monthly distributions, and an investor may lose some or all of its investment. Even when the Fund makes a distribution it could be fiscally treated as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”).

An investment in the Fund is not an investment in the Underlying Asset.

-	The ability of an autocallable, and by extension the Fund, to make distributions is subject to the performance of the Underlying Asset,
-	The Fund’s strategy is exposed to all potential losses if the Underlying Asset’s trading price declines, subject to a limited downside protection.
-	The Fund does not invest directly in the Underlying Asset,
-	Fund shareholders are not entitled to any distribution paid by Underlying Asset.

Description of Autocallable

An autocallable is a derivative instrument combining a series of options that is designed to pay a percentage of the notional amount allocated to that autocallable at certain set observation dates (e.g., monthly, noting the monthly observation dates are specific to each autocallable) (a “Coupon”), provided that the Underlying Asset remains within certain predefined levels. If on specified monthly observation dates the Underlying Asset reaches or exceeds a certain level (the “Autocallable Barrier”) then the autocallable will automatically mature. The Coupon is intended to be paid even when the Underlying Asset experiences a certain amount of negative performance, but only down to a certain predetermined level (the “Coupon Barrier”). If the performance of the Underlying Asset is below the Coupon Barrier on any observation date no Coupon is paid for that then-ended observation period.

An autocallable may be subject to a non-callable period from the date of issuance (the “Non-Callable Period”). Each autocallable incorporates a principal protection feature so that, if the Underlying Asset has not reached or exceeded the Autocallable Barrier before the scheduled maturity date, any negative performance below the Autocallable Barrier as at the maturity date will not have any negative impact on the return of principal under the autocallable, provided the Underlying Asset is not below a certain predetermined level at maturity (the “Maturity Barrier”). Only if the Underlying Asset is below that Maturity Barrier at maturity will the autocallable, and in turn investors, be exposed to the full downside performance of the Underlying Asset at maturity. Therefore, while autocallables may preserve capital in certain negative market conditions (i.e., if the Underlying Asset remains above the Maturity Barrier), adverse market conditions in the equity market can lead to negative returns for the Fund. The upside performance of an autocallable is capped in the form of coupon payments that may or may not be made at each observation date. The notional amount of an autocallable used to calculate the Coupon does not increase or decrease based on the return of the Underlying Asset.

Before maturity, the following outcomes will happen on each coupon observation date (assuming an observation date occurs on each coupon payment date and the absence of Non-Callable Period):

Outcome 1: the Underlying Asset trades below both the Autocallable Barrier and the Coupon Barrier	No coupon payment is made The autocallable does not mature
Outcome 2: the Underlying Asset trades above the Coupon Barrier but below the Autocallable Barrier	A coupon payment is made The autocallable does not mature
Outcome 3: the Underlying Asset trades above both the Coupon Barrier and the Autocallable Barrier	A coupon payment is made The autocallable matures

At maturity, the following outcomes will happen:

Outcome 1: The Underlying Asset trades above the Maturity Barrier	A final coupon payment is made
Outcome 2: the Underlying Asset trades below the Maturity Barrier but above the Coupon Barrier	A final coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal
Outcome 3: the Underlying Asset trades below the Maturity Barrier and below the Coupon Barrier	No coupon payment is made. The autocallable is exposed to the full downside performance of the Underlying Asset resulting in loss of part or all of principal

The examples below are based on an autocallable with the following parameters:

Tenor (maturity)	3 months
Observation Frequency	Monthly
Autocallable Notional Value	$10
Monthly coupon	$1
Price Underlying Asset at inception	$50
Coupon Barrier	$45 (or 80% of the Initial Reference Price)
Autocallable Barrier	$55 (or 110% of the Initial Reference Price)
Maturity Barrier	$40 (or 80% of the Initial Reference Price)

Example 1 – Favorable scenario

Observation date	Price of the Underlying Asset at each observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$52 (+4%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 3	$47 (-6%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) and above the Maturity Barrier ($45) ð A $1 coupon is paid

Example 2 – Medium scenario

Observation date	Price of the Underlying Asset at observation date (% change against Initial Reference Price)	Outcome
Month 1	$54 (+8%)	The Underlying Asset trades above the Coupon Barrier ($45) but below the Autocallable Barrier ($55) ð A $1 coupon is paid
Month 2	$56 (+12%)	The Underlying Asset trades above the Coupon Barrier ($45) and above the Autocallable Barrier ($55) ð A $1 coupon is paid ð The autocallable matures
Month 3		N/A

Example 3 – Unfavorable scenario

Observation date	Price of the Underlying Asset at observation date	Outcome
Month 1	$39 (-22%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 2	$37 (-26%)	The Underlying Asset trades below the Coupon Barrier ($45) and below the Autocallable Barrier ($55) ð No coupon payment is made ð The product is not terminated
Month 3	$32 (-36%)

The Underlying Asset trades below the Coupon Barrier ($45), below the Autocallable Barrier ($55) and below the Maturity Barrier ($40)

ð      No coupon payment is made

ð      Exposure to the full downside performance of the Underlying

         Asset, resulting in loss of $3.60 ($10 * -36%)

The comparison between examples shows that the best outcome (example 1) occurs when the price of the Reference Asset remains stable over the tenor of the autocallable and stays within the Autocallable Barrier, the Coupon Barrier and the Maturity Barrier. Example 2 shows that when the Reference Asset performs well the autocallable will face an early termination and investors are subject to reinvestment risk, that is reinvesting at lower rates if market yields have declined. Example 3 shows that in the worst-case scenario the autocallable will not make coupon payments and expose the investor to a full downside risk.

Fund Exposure to the Autocallables

Autocallables can be wrapped in different financial instruments, such as notes, options and swaps. The Fund expects to obtain exposure to autocallables through swaps and options only, and in each case the financial instrument performance will settle in cash only. The Fund allocation between swaps and options will be made with the aim of minimizing the Fund operational constraints. Autocallables derive their liquidity from the Underlying Asset to which they provide exposure to. Autocallables held by the Fund will only reference highly liquid Underlying Assets.

Swaps:

The Fund may enter into one or more swap agreements with major financial institutions against autocallable with the parameters detailed in the table below whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the autocallable. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the autocallable on the Underlying Asset.

Options:

Depending on market conditions, market liquidity and operational constraints, the Fund may gain exposure to autocallable with the parameters detailed in the table below through over-the-counter options provided by major financial institutions.

The financial instruments held by the Fund will reference autocallables that have the key parameters disclosed in the table below, with the aim of achieving an average tenor ranging between 12 and 24 months at the beginning of each month. The other parameters will be market dependent and determined with the aim of supporting the Fund’s monthly distributions and capital preservation.

Direct link to the performance of	The Underlying Asset
Currency Denomination	US dollar
Tenor (Maturity)	Between 1 month and 48 months
Non-Callable Period	Between 0 to 12 months
Autocallable Barrier [1]	Between 95% and 105%
Coupon Barrier [1]	Between 50% and 95%
Maturity Barrier [1]	Between 50% and 95%
Coupon Frequency	Monthly or quarterly
Callability Frequency	Monthly or quarterly
Call Feature

Upon the expiration of each autocallable’s Non-Callable Period, the autocallable will automatically be called prior to its scheduled maturity date if the Underlying Asset reaches or exceeds the Autocallable Barrier on the callability observation date (see Callability Frequency).

Contingent Coupon

The coupon is paid if, on the observation date (see Coupon Frequency), the performance of the Underlying Asset is at or above the Coupon Barrier. If the Underlying Asset falls below the Coupon Barrier on an observation date, no coupon will be paid for that period.

Contingent Principal Protection

If an autocallable is not called prior to its Tenor, the initial principal is fully protected if the Underlying Asset’s level is above the Maturity Barrier at maturity. If the Underlying Asset closes below the Maturity Barrier, principal loss for that autocallable will be equivalent to the negative performance of the Underlying Asset measured over the life of the Autocallable.

[1] Expressed as a percentage of the Underlying Asset initial reference price

Industry Concentration

Due to the Fund’s investment exposure to the Underlying Asset, the Fund’s investment exposure is concentrated in the financial service industry.

Upstart Holdings Inc. (UPST) applies artificial intelligence models and cloud applications to the process of underwriting consumer credit. UPST helps originate credit by providing lending partners with access to a proprietary, cloud-based, artificial intelligence lending marketplace. UPST is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by UPST pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39797 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding UPST may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

THE FUND, THE GRANITESHARES ETF TRUST, AND GRANITESHARES ADVISORS LLC ARE NOT AFFILIATED WITH THE UNDERLYING ASSET.

This prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of Upstart Holdings Inc. The common stock of Upstart Holdings Inc. (UPST) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by UPST pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding UPST may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.